NONCONTROLLING INTEREST (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
NONCONTROLLING INTEREST
Schedule of effects of changes in ownership interest of subsidiaries

The following schedule shows the effects of changes in the ownership interest of The9 Limited in its subsidiaries on equity attributed to The9 Limited for the six months ended June 30, 2019 and 2020.

	June 30,	June 30,	June 30,
	2019	2020	2020
		(Restated)	(Restated)
	RMB	RMB	US$
			(Note 3)
Net loss attributable to The9 Limited	(50,983,488)	361,958,094	51,231,843
Transfers (to) from the noncontrolling interest:
Change in The9 Limited’s additional paid-in capital for adjustment on noncontrolling interest as a result of issuance of common shares of Red 5 upon vesting of stock options and restricted shares (1)	—	—	—
Change from net loss attributable to The9 Limited and transfers to noncontrolling interests	(50,983,488)	361,958,094	51,231,843

(1)

In June 2016, the Group completed a share exchange transaction with L&A and certain other shareholders of Red 5, whereby the Group exchanged approximately 30.6% equity interest (on a fully-diluted basis) owned in Red 5 for a total of 723,313,020 (after a one-to-five stock split) of newly issued shares of L&A, after deducting a 6% of total shares received (769,481,940 shares) for the payment of a service fee to a third-party consultant. As a result, the percentage of noncontrolling interest in Red 5 changed from 10.4% to 58.1%, after deducting shares of Series B redeemable convertible preferred shares (“SBPS”) from total shares of Red 5.

The following schedule shows the effects of changes in the ownership interest of The9 Limited in its subsidiaries on equity attributed to The9 Limited for the years ended December 31, 2017, 2018 and 2019.

	December 31,	December 31,	December 31,	December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
				(Note 3)
Net loss attributable to The9 Limited	(118,165,850)	(217,092,926)	(177,795,168)	(25,538,677)
Transfers (to) from the noncontrolling interest:
Change in The9 Limited’s additional paid-in capital for adjustment on noncontrolling interest as a result of issuance of common shares of Red 5 upon vesting of stock options and restricted shares (1)	(7,060)	—	—	—
Change from net loss attributable to The9 Limited and transfers to noncontrolling interests	(118,172,910)	(217,092,926)	(177,795,168)	(25,538,677)

(1)  In June 2016, the Group completed a share exchange transaction with L&A and certain other shareholders of Red 5, whereby the Group exchanged approximately 30.6% equity interest (on a fully-diluted basis) owned in Red 5 for a total of 723,313,020 (after a one-to-five stock split) of newly issued shares of L&A, after deducting a 6% of total shares received (769,481,940 shares) for the payment of a service fee to a third-party consultant. As a result, the percentage of noncontrolling interest in Red 5 changed from 10.4% to 58.1%, after deducting shares of Series B redeemable convertible preferred shares (“SBPS”) from total shares of Red 5.